Employee Future Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee Future Benefits	Employee Future Benefits
A. Description
The Company sponsors registered pension plans in Canada and the US covering substantially all employees of the Company in these countries and specific named employees working internationally. These plans have defined benefit and defined contribution options and in Canada there is an additional non-registered supplemental plan for eligible employees whose annual earnings exceed the Canadian income tax limit. Except for the Highvale pension plan acquired in 2013, the Canadian and US defined benefit pension plans are closed to new entrants. The US defined benefit pension plan was frozen effective Dec. 31, 2010, resulting in no future benefits being earned. The supplemental pension plan was closed as of Dec. 31, 2015, and a new defined contribution supplemental pension plan commenced for executive members effective Jan. 1, 2016. Current executives as of Dec. 31, 2015, were grandfathered into the old supplemental plan.
The latest actuarial valuation for accounting purposes of the US pension plan was at Jan. 1, 2022. The latest actuarial valuation for accounting purposes of the Highvale and Canadian pension plans was at Dec. 31, 2021. The measurement date used for all plans to determine the fair value of plan assets and the present value of the defined benefit obligation was Dec. 31, 2023.
Funding of the registered pension plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, or more, depending on funding status and every year in the US. The supplemental pension plan is solely the obligation of the Company. The Company is not obligated to fund the supplemental plan but is obligated to pay benefits under the terms of the plan as they come due. The Company posted a letter of credit in March 2023 in the amount of $88 million, and provided $70 million in surety bonds, to secure the obligations under the supplemental plan and the Canadian defined benefit plan, respectively.
The Company provides other health and dental benefits to the age of 65 for both disabled members and retired members through its other post-employment benefits plans. The latest actuarial valuations for accounting purposes of the Canadian and US plans were as at Dec. 31, 2021 and Jan. 1, 2022, respectively. The measurement date used to determine the present value obligation for both plans was Dec. 31, 2023.
The Company provides several defined contribution plans, including an Australian superannuation plan and a US 401(k) savings plan, that provide for company contributions from five per cent to eleven per cent, depending on the plan. Optional employee contributions are allowed for all the defined contribution plans.
B. Costs Recognized
The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2023	Registered	Supplemental	Other	Total
Current service cost	1	1	—	2
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	16	4	1	21
Interest on plan assets	(13)	(1)	—	(14)
Defined benefit expense	5	4	1	10
Defined contribution expense	11	—	—	11
Net expense	16	4	1	21

Year ended Dec. 31, 2022	Registered	Supplemental	Other	Total
Current service cost	1	1	—	2
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	13	3	—	16
Interest on plan assets	(9)	—	—	(9)
Defined benefit expense	6	4	—	10
Defined contribution expense	11	—	—	11
Net expense	17	4	—	21

Year ended Dec. 31, 2021	Registered	Supplemental	Other	Total
Current service cost	3	2	1	6
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	12	2	—	14
Interest on plan assets	(8)	—	—	(8)
Curtailment and amendment gain	(7)	—	—	(7)
Defined benefit expense	1	4	1	6
Defined contribution expense	8	—	—	8
Net expense	9	4	1	14
C. Status of Plans
The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2023	Registered	Supplemental	Other	Total
Fair value of plan assets	269	15	—	284
Present value of defined benefit obligation	(340)	(89)	(17)	(446)
Funded status – plan deficit	(71)	(74)	(17)	(162)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	(5)	(1)	(7)
Other long-term liabilities	(70)	(69)	(16)	(155)
Total amount recognized	(71)	(74)	(17)	(162)

Year ended Dec. 31, 2022	Registered	Supplemental	Other	Total
Fair value of plan assets	274	15	—	289
Present value of defined benefit obligation	(345)	(85)	(17)	(447)
Funded status – plan deficit	(71)	(70)	(17)	(158)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	(6)	(1)	(8)
Other long-term liabilities	(70)	(64)	(16)	(150)
Total amount recognized	(71)	(70)	(17)	(158)
D. Plan Assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2021	339	14	—	353
Interest on plan assets	9	—	—	9
Net loss on plan assets	(55)	—	—	(55)
Contributions(1)	38	6	—	44
Benefits paid	(57)	(5)	—	(62)
Administration expenses	(1)	—	—	(1)
Change in foreign exchange rates	1	—	—	1
As at Dec. 31, 2022	274	15	—	289
Interest on plan assets	13	1	—	14
Net return on plan assets	15	(1)	—	14
Contributions(2)	5	6	2	13
Benefits paid	(36)	(6)	(2)	(44)
Administration expenses	(1)	—	—	(1)
Change in foreign exchange rates	(1)	—	—	(1)
As at Dec. 31, 2023	269	15	—	284
(1)The Company made a voluntary contribution of $35 million to further improve the funded status of the Sunhills Mining Ltd. Pension Plan for the Highvale mine. The contribution reduces the amount of the Company's future funding obligations, including amounts secured by the letters of credit.
(2)The Company made a voluntary contribution of $4 million to further improve the funded status of the US Defined Benefit Pension Plan for the Centralia thermal facility.
The fair value of the Company’s defined benefit plan assets by major category is as follows:

As at Dec. 31, 2023	Level I	Level II	Level III	Total
Equity securities
Canadian	—	12	—	12
US	—	6	—	6
International	—	86	—	86
Private	—	—	1	1
Bonds
A - AAA	—	30	62	92
BBB	1	5	10	16
Below BBB	—	—	4	4
Loans(1)	—	2	—	2
Alternative funds(2)	—	—	44	44
Money market and cash and cash equivalents	2	19	—	21
Total	3	160	121	284
(1)Includes A credit rating loans of $1 million.
(2)Alternative funds include investments in infrastructure and real estate funds.

Dec. 31, 2022(1)	Level I	Level II	Level III	Total
Equity securities
Canadian	—	18	—	18
US	—	17	—	17
International	—	79	—	79
Private	—	—	1	1
Bonds
A - AAA	—	27	61	88
BBB	1	6	12	19
Below BBB	—	—	6	6
Loans(2)	—	2	—	2
Alternative funds(3)	—	—	39	39
Money market and cash and cash equivalents	—	20	—	20
Total	1	169	119	289
(1)The fair value level classifications of certain mutual fund investments has been revised for consistency with 2023 classifications.
(2)Includes A credit rating loans of $1 million and BBB credit rating loans of $1 million.
(3)Alternative funds include investments in infrastructure and real estate funds.
Plan assets do not include any common shares of the Company at Dec. 31, 2023 and Dec. 31, 2022.
E. Defined Benefit Obligation
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2021	469	101	23	593
Current service cost	1	1	—	2
Interest cost	13	3	—	16
Benefits paid	(57)	(5)	1	(61)
Actuarial gain arising from financial assumptions	(83)	(22)	(5)	(110)
Actuarial gain arising from experience adjustments	1	7	(2)	6
Change in foreign exchange rates	1	—	—	1
Present value of defined benefit obligation as at Dec. 31, 2022	345	85	17	447
Current service cost	1	1	—	2
Interest cost	16	4	1	21
Benefits paid	(36)	(6)	(2)	(44)
Actuarial loss arising from demographic assumptions	1	—	—	1
Actuarial loss arising from financial assumptions	12	4	1	17
Actuarial loss arising from experience adjustments	2	1	—	3
Change in foreign exchange rates	(1)	—	—	(1)
Present value of defined benefit obligation as at Dec. 31, 2023	340	89	17	446
(1)The weighted average duration of the defined benefit plan obligation as at Dec. 31, 2023, is 10.4 years.
F. Contributions
The expected employer contributions for 2024 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	3	5	1	9
G. Assumptions
The significant actuarial assumptions used in measuring the Company’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	2023			2022
As at Dec. 31 (per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	4.6	4.6	4.7	4.7	5.0	5.0
Rate of compensation increase	2.9	3.0	—	2.6	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	6.8	—	—	7.1
Dental-care cost escalation	—	—	4.2	—	—	4.2
Benefit cost for the year
Discount rate	5.0	5.0	5.0	2.8	2.8	2.7
Rate of compensation increase	2.7	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	7.1	—	—	6.8
Dental-care cost escalation	—	—	4.7	—	—	4.7
(1)2023 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2033 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(2)2023 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2032 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(3)2022 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2032 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(4)2022 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2031 and remaining at that level thereafter for the US and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
H. Sensitivity Analysis
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
As at Dec. 31, 2023	Registered	Supplemental	Other	Pension
1% decrease in the discount rate	30	10	1	2
1% increase in the salary scale	1	—	—	—
1% increase in the health-care cost trend rate	—	—	1	—
10% improvement in mortality rates	13	3	—	1